Long-Term Investments and Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Deferred lease receivable	$ 15	$ 12
Debt issuance costs associated with credit facilities	8	3
Refundable deposits	9	9
Prepayment on long-term service agreements	72	70
Deferred information technology costs	6	4
Cash calls from joint venture partners (a)	23	26
Contract asset (net of credit losses of $1 million) (notes 23 and 24)	41	50
Rabbi trust (notes 28 and 31)	10	19
Other long-term receivables	0	18
Capitalized contract costs	5	5
Financial transmission rights	17	12
Other	21	17
Long-term investments and other assets	227	245
Contract assets, allowance for credit loss	$ 1	$ 1